Note 4 - Stockholders' Equity (Details Textual) - USD ($)	1 Months Ended					3 Months Ended			12 Months Ended
	Apr. 30, 2019	Oct. 31, 2018	Aug. 31, 2017	Dec. 31, 2016	May 31, 2016	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant						10,900,000			10,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 0.34		$ 0.47	$ 1.34
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						800,000		0	488,640
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount						$ 250,000			$ 179,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						292 days			1 year 328 days
Additional Research and Development Expense Due to Modifications						$ 102,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance									7,077,374
Private Placement [Member]
Class of Warrant or Right, Issued During Period		3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.75
Warrants and Rights Outstanding, Term		5 years 182 days
Stock Issued During Period, Shares, New Issues		3,000,000
Series A 4.5% Convertible Preferred Stock [Member] | Subsequent Event [Member]
Conversion of Stock, Shares Converted	465,191
Stock Issued During Period, Shares, Conversion of Convertible Securities	1,808,377
Series A 4.5% Convertible Preferred Stock [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues				1,000,000
Preferred Stock, Dividend Rate, Percentage				4.50%
Convertible Preferred Stock, Issuable Upon Conversion of All Shares				3,887,387
Stock Purchase Warrants [Member]
Class of Warrant or Right, Issued During Period			2,250,000		1,746,173	500,000
Class of Warrant or Right, Outstanding						2,982,709			2,982,709
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.57				$ 0.30	$ 2
Class of Warrant or Right, Granted During Period, Weighted Average Grant Date Fair Value						$ 0.19
Class of Warrant or Right, Vesting Percentage on Grant						25.00%
Class of Warrant or Right, Vesting Percentage on Completion of Initial Services						75.00%
Warrants and Rights Outstanding, Term						2 years 182 days
Stock Purchase Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input						0
Stock Purchase Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input						0.025
Stock Purchase Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input						1.1
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition									182 days
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted						0		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance						33,758
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Grant Date Fair Value						$ 4.66
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding						$ 15,200			$ 17,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised						0			0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested										$ 23,000
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount									$ 25,000
Restricted Stock [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						91 days			182 days
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted						0		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period									72,483
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding									$ 7,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value						$ 1.11			$ 2.41
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested						$ 5,100			$ 84,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance						11,262
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance						$ 1.11
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount						$ 12,500			$ 25,000